Inventories (Details) - USD ($) $ in Thousands		Sep. 30, 2016	Dec. 31, 2015
Schedule of inventory
Raw materials and components		$ 12,006	$ 8,724
Finished products	[1]	10,949	7,079
Inventories		$ 22,955	$ 15,803

[1]	Inventory write-off amounted to $920 and $799 for the nine months ended September 30, 2016 and 2015, respectively.